CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares
Revenues		¥ 12,927	$ 1,879	¥ 870	¥ 481
Cost of revenues		(7,047)	(1,024)	(678)	0
Gross profit		5,880	855	192	481
Operating expenses
Selling and marketing		(411)	(60)	0	0
General and administrative		(32,147)	(4,673)	(36,094)	(32,974)
Research and development		(27,132)	(3,944)	(38,682)	(41,272)
Other income, net		18,291	2,659	5,028	8,265
Total operating expenses, net		(41,399)	(6,018)	(69,748)	(65,981)
Loss from continuing operations		(35,519)	(5,163)	(69,556)	(65,500)
Interest expense		(22,787)	(3,312)	(9,006)	(7,607)
Interest income		6	1	1,427	69
Impairment loss		(3,807)	(553)	(44,706)	0
Loss on termination of business disposal		(90,683)	(13,182)	0	0
Loss before income taxes from continuing operations		(152,790)	(22,209)	(121,841)	(73,038)
Income tax (expense) benefits from continuing operations (note 20)
Current		0	0	0	0
Deferred		0	0	0	0
Income tax (expenses) benefit from continuing operations		0	0	0	0
Net loss from continuing operations		(152,790)	(22,209)	(121,841)	(73,038)
Discontinued Operations:
(Loss) income from discontinued operations, net of taxes (note 4)		0	0	18,862	(3,795)
Loss on disposal of commercial seed business, net of taxes (note 4)		0	0	(3,282)	0
Net (loss) income from discontinued operations		0	0	15,580	(3,795)
Net loss		(152,790)	(22,209)	(106,261)	(76,833)
Less: Net (loss) income attributable to non-controlling interests		873	127	(30,587)	(11,255)
Net loss attributable to Origin Agritech Limited		(153,663)	(22,336)	(75,674)	(65,578)
Other comprehensive loss
Net loss		(152,790)	(22,209)	(106,261)	(76,833)
Foreign currency translation difference		(3,315)	(482)	(7,644)	(4,124)
Comprehensive loss		(156,105)	(22,691)	(113,905)	(80,957)
Less: Comprehensive (loss) income attributable to non-controlling interests		873	127	(30,587)	(11,255)
Comprehensive loss attributable to Origin Agritech Limited		¥ (156,978)	$ (22,818)	¥ (83,318)	¥ (69,702)
Basic and diluted net income (loss) per share (note 21)
Continuing operations | (per share)		¥ (50.18)	$ (7.29)	¥ (32.20)	¥ (22.56)
Discontinued operations | (per share)		0	0	5.25	(1.20)
Basic and diluted net loss per share attributable to Origin Agritech Limited | (per share)		¥ (50.18)	$ (7.29)	¥ (26.95)	¥ (23.76)
Shares used in calculating basic and diluted net income (loss) per share	[1]	3,061,979	3,061,979	2,808,293	2,759,834

[1]	Retrospectively restated for effect of reverse stock split